Notes Payable and Accrued Interest (Tables)	3 Months Ended
Mar. 31, 2013
Notes Payable and Accrued Interest [Abstract]
Notes payable and accrued interest
At March 31, 2013 and December 31, 2012, the Company's notes payable and accrued interest consisted of the following:

	March 31,	December 31,
	2013	2012

Credit Facility principal	$67,500,000	$67,800,000
Credit Facility accrued interest	65,300	65,700
	$67,565,300	$67,865,700